SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
Our organizational structure is designed to ensure continued focus on North America, coupled with an emphasis on profitable growth in our focus international markets. Our business is organized around geographic regions, which enables us to build processes for repeatable success in our global markets. As a result, we have defined our operating segments on a geographic basis, as this aligns with how our Chief Operating Decision Maker (“CODM”) manages our business, including resource allocation and performance assessment. Our North America business, which generates approximately 88% of our consolidated revenue, is our only reportable segment. None of our other operating segments meet the quantitative thresholds to qualify as reportable segments; therefore, these operating segments are combined and disclosed below as International and Other.

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North America - This segment is responsible for our traditional chocolate and non-chocolate confectionery market position, as well as our grocery and growing snacks market positions, in the United States and Canada. This includes developing and growing our business in chocolate and non-chocolate confectionery, pantry, food service and other snacking product lines.

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International and Other - International and Other is a combination of all other operating segments that are not individually material, including those geographic regions where we operate outside of North America. We currently have operations and manufacture product in China, Mexico, Brazil, India and Malaysia, primarily for consumers in these regions, and also distribute and sell confectionery products in export markets of Asia, Latin America, Middle East, Europe, Africa and other regions. This segment also includes our global retail operations, including Hershey's Chocolate World stores in Hershey, Pennsylvania, New York City, Las Vegas, Niagara Falls (Ontario), Dubai, and Singapore, as well as operations associated with licensing the use of certain of the Company's trademarks and products to third parties around the world.

For segment reporting purposes, we use “segment income” to evaluate segment performance and allocate resources. Segment income excludes unallocated general corporate administrative expenses, unallocated mark-to-market gains and losses on commodity derivatives, business realignment and impairment charges, acquisition integration costs and other unusual gains or losses that are not part of our measurement of segment performance. These items of our operating income are managed centrally at the corporate level and are excluded from the measure of segment income reviewed by the CODM as well the measure of segment performance used for incentive compensation purposes.
Accounting policies associated with our operating segments are generally the same as those described in Note 1.
Certain manufacturing, warehousing, distribution and other activities supporting our global operations are integrated to maximize efficiency and productivity. As a result, assets and capital expenditures are not managed on a segment basis and are not included in the information reported to the CODM for the purpose of evaluating performance or allocating resources. We disclose depreciation and amortization that is generated by segment-specific assets, since these amounts are included within the measure of segment income reported to the CODM.
Our segment net sales and earnings were as follows:

For the years ended December 31,	2017	2016	2015
Net sales:
North America	$6,621,173	$6,532,988	$6,468,158
International and Other	894,253	907,193	918,468
Total	$7,515,426	$7,440,181	$7,386,626

Segment income (loss):
North America	$2,044,218	$2,040,454	$2,075,331
International and Other	11,532	(29,139)	(98,067)
Total segment income	2,055,750	2,011,315	1,977,264
Unallocated corporate expense (1)	499,251	488,318	489,002
Unallocated mark-to-market (gains) losses on commodity derivatives	(35,292)	163,238	—
Goodwill, indefinite and long-lived asset impairment charges	208,712	4,204	280,802
Costs associated with business realignment activities	69,359	93,902	110,797
Acquisition and integration costs	311	6,480	20,899
Operating profit	1,313,409	1,255,173	1,075,764
Interest expense, net	98,282	90,143	105,773
Other (income) expense, net	104,459	65,549	68,144
Income before income taxes	$1,110,668	$1,099,481	$901,847

(1)
Includes centrally-managed (a) corporate functional costs relating to legal, treasury, finance, and human resources, (b) expenses associated with the oversight and administration of our global operations, including warehousing, distribution and manufacturing, information systems and global shared services, (c) non-cash stock-based compensation expense, and (d) other gains or losses that are not integral to segment performance.

Activity within the unallocated mark-to-market (gains) losses on commodity derivatives is as follows:

For the years ended December 31,	2017	2016
Net losses on mark-to-market valuation of commodity derivative positions recognized in income	$55,734	$171,753
Net losses on commodity derivative positions reclassified from unallocated to segment income	(91,026)	(8,515)
Net (gains) losses on mark-to-market valuation of commodity derivative positions recognized in unallocated derivative (gains) losses	$(35,292)	$163,238

As of December 31, 2017, the cumulative amount of mark-to-market losses on commodity derivatives that have been recognized in our consolidated cost of sales and not yet allocated to reportable segments was $127,946. Based on our forecasts of the timing of the recognition of the underlying hedged items, we expect to reclassify net pretax losses on commodity derivatives of $94,449 to segment operating results in the next twelve months.
Depreciation and amortization expense included within segment income presented above is as follows:

For the years ended December 31,	2017	2016	2015
North America	$171,265	$162,211	$153,185
International and Other	42,542	50,753	46,342
Corporate (1)	48,046	88,873	45,401
Total	$261,853	$301,837	$244,928

(1)
Corporate includes non-cash asset-related accelerated depreciation and amortization related to business realignment activities, as discussed in Note 7. Such amounts are not included within our measure of segment income.

Additional geographic information is as follows:

	2017	2016	2015
Net sales:
United States	$6,263,703	$6,196,723	$6,116,490
Other	1,251,723	1,243,458	1,270,136
Total	$7,515,426	$7,440,181	$7,386,626

Long-lived assets:
United States	$1,575,496	$1,528,255	$1,528,723
Other	531,201	648,993	711,737
Total	$2,106,697	$2,177,248	$2,240,460